Significant accounting policies - Estimated useful life of right-of-use assets (Details)	12 Months Ended
Dec. 31, 2020
Land and Buildings | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets (in years)	1 year
Land and Buildings | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets (in years)	15 years
Vehicles | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets (in years)	3 years
Vehicles | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets (in years)	4 years
Other equipment | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets (in years)	2 years
Other equipment | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets (in years)	5 years